Annual Total Returns - Consumer Finance Portfolio [BarChart] - 02.28 Select Portfolios: Group 4 Financials Sector Combo PRO-17 - Consumer Finance Portfolio - Consumer Finance Portfolio-Default	Apr. 29, 2021
Bar Chart Table:
Annual Return 2011	(0.99%)
Annual Return 2012	34.46%
Annual Return 2013	32.57%
Annual Return 2014	7.06%
Annual Return 2015	(4.96%)
Annual Return 2016	14.59%
Annual Return 2017	23.11%
Annual Return 2018	(10.39%)
Annual Return 2019	34.18%
Annual Return 2020	2.23%